Trade and Other Receivables and Prepayments (Details) - Schedule of maturity analysis of the undiscounted lease payments to be received R in Thousands	12 Months Ended
Feb. 28, 2023 ZAR (R)
Maturities analysis
within one year	R 4,078
within two to four years	14,525
over four years	2,800
Present value of lease payments	21,403
Non-current asset	17,325
Current asset	4,078
Total non-current asset	R 21,403